RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets in guarantee
Special guarantee accounts in the Argentine Central Bank	$ 77,367,345	$ 71,397,982
Guarantee deposits for currency forward transactions	165,682,493	95,292,440
Guarantee deposits for credit cards transactions	15,463,005	15,236,816
Other guarantee deposits	17,414,617	37,576,059
Financial assets in guarantee	275,927,460	219,503,297
Guarantee deposits for repo transactions	$ 405,235,612	$ 11,170,041